Basis of Preparation and Accounting Policies - Summary of Forth Revisions to the Consolidated Statements of Changes in Shareholders' Equity (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Basis Of Preparation And Accounting Policies [Line Items]
Balance			$ (5,269,483)	$ (5,269,483)	$ (5,269,483)	$ (5,269,483)	$ (3,421,526)	$ (3,828,925)
Net income (loss)	$ 379,736	$ 159,768	(490,702)	(330,934)	48,802	152,977	(1,850,096)	414,674
Total comprehensive income (loss)	398,688	155,204	(501,305)			103,423	(1,843,195)	435,229
Balance						(218,977)	(5,269,483)	(3,421,526)
Retained losses
Basis Of Preparation And Accounting Policies [Line Items]
Balance			(5,422,822)	(5,422,822)	(5,422,822)	(5,422,822)	(3,522,616)	(3,890,873)
Net income (loss)						152,331	(1,850,572)	414,719
Total comprehensive income (loss)						152,331	(1,850,572)	414,719
Balance						(5,288,833)	(5,422,822)	(3,522,616)
As Reported
Basis Of Preparation And Accounting Policies [Line Items]
Balance			(5,349,879)	(5,349,879)	(5,349,879)	(5,349,879)	(3,493,417)	(3,884,660)
Net income (loss)	374,800	155,801	(493,928)	(338,127)	36,673		(1,858,601)	398,518
Total comprehensive income (loss)	393,752	151,237	(504,531)				(1,851,700)	419,073
Balance							(5,349,879)	(3,493,417)
As Reported | Retained losses
Basis Of Preparation And Accounting Policies [Line Items]
Balance			(5,503,218)	(5,503,218)	(5,503,218)	(5,503,218)	(3,594,507)	(3,946,608)
Net income (loss)							(1,859,077)	398,563
Total comprehensive income (loss)							(1,859,077)	398,563
Balance							(5,503,218)	(3,594,507)
Adjustment
Basis Of Preparation And Accounting Policies [Line Items]
Balance			80,396	80,396	80,396	80,396	71,891	55,735
Net income (loss)	4,936	3,967	3,226	7,193	12,129		8,505	16,156
Total comprehensive income (loss)	4,936	3,967	3,226				8,505	16,156
Balance							80,396	71,891
Adjustment | Retained losses
Basis Of Preparation And Accounting Policies [Line Items]
Balance			80,396	$ 80,396	$ 80,396	$ 80,396	71,891	55,735
Net income (loss)							8,505	16,156
Total comprehensive income (loss)							8,505	16,156
Balance							$ 80,396	$ 71,891
As Revised
Basis Of Preparation And Accounting Policies [Line Items]
Net income (loss)	$ 379,736	$ 159,768	$ (490,702)